Segments - Schedule of Information by Segment (Details) - Operating Segment [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Information by Segment [Line Items]
Revenues	¥ 541,924,655	$ 75,388,773	¥ 585,365,937	¥ 682,292,979
Cost of revenues	387,946,081	53,968,349	411,663,866	539,246,590
Gross profit	153,978,574	21,420,424	173,702,071	143,046,389
Depreciation and amortization	6,016,997	837,043	4,916,961	10,483,764
Total capital expenditures	¥ 28,641	$ 3,984	69,520,884	1,105,905
AR advertising services [Member]
Schedule of Information by Segment [Line Items]
Revenues			571,842,123	480,322,821
Cost of revenues			397,499,842	337,945,690
Gross profit			174,342,281	142,528,452
Depreciation and amortization			3,767,215	2,939,581
Total capital expenditures			69,520,884	1,105,905
AR entertainment [Member]
Schedule of Information by Segment [Line Items]
Revenues			732,505	1,356,556
Cost of revenues			1,449,637	145,397
Gross profit			(717,132)	1,059,838
Depreciation and amortization			737,384	2,761
Total capital expenditures
Semiconductor business [Member]
Schedule of Information by Segment [Line Items]
Revenues			12,791,309	200,613,602
Cost of revenues			12,714,387	201,155,503
Gross profit			76,922	(541,901)
Depreciation and amortization			412,362	7,541,422
Total capital expenditures